Asset Allocation Fund Summary

Class/Ticker: Class A - EAAFX; Class B - EABFX; Class C - EACFX

Summary Prospectus

September 14, 2012

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargo.com/advantagefunds. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com The current prospectus ("Prospectus"), dated February 1, 2012, as supplemented July 10, 2012 and September 14, 2012, and statement of additional information ("SAI"), dated February 1, 2012 as supplemented July 10, 2012, August 14, 2012 and September 14, 2012, are incorporated by reference into this summary prospectus. The Fund's SAI and annual report may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks long-term total return, consisting of capital appreciation and current income.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 18 and 20 of the Prospectus and "Additional Purchase and Redemption Information" on page 27 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	5.00%	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but will be subject to a deferred sales charge of 1.00% if redeemed within 18 months.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C
Management Fees	0.22%	0.22%	0.22%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.62%	0.62%	0.62%
Acquired Fund Fees and Expenses	0.49%	0.49%	0.49%
Total Annual Fund Operating Expenses	1.33%	2.08%	2.08%
Fee Waivers	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.33%	2.08%	2.08%
1.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.87% for Class A, 1.62% for Class B, and 1.62% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$703	$711	$311	$211	$211
3 Years	$972	$952	$652	$652	$652
5 Years	$1,262	$1,319	$1,119	$1,119	$1,119
10 Years	$2,084	$2,129	$2,410	$2,129	$2,410

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1% of the average value of its portfolio. In addition, the portfolio turnover rate for Asset Allocation Trust, in which the Fund invests all of its assets, was 22% for the most recent fiscal year.

Principal Investment Strategies

The Fund is a diversified investment, providing exposure to stock, bond and alternative investment strategy funds, with an emphasis on stock funds. The Fund invests all of its investable assets in Asset Allocation Trust ("AAT"), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC ("GMO"). AAT, in turn, invests its assets in GMO-managed mutual funds ("underlying funds") and may be exposed to foreign and U.S. equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), U.S. and foreign fixed income securities (including asset-backed securities and other fixed income securities of any credit quality and having any maturity or duration), and, from time to time, other alternative asset classes. The underlying funds may gain their investment exposures directly or through investment in derivatives and/or other mutual funds. AAT is currently wholly owned by the Fund.

GMO uses multi-year forecasts of relative value and risk among asset classes (e.g., foreign equity, U.S. equity, emerging country equity, emerging country debt, U.S. fixed income, and foreign fixed income) to select the underlying funds in which AAT invests and to decide how much to invest in each. GMO shifts AAT's investments in the underlying funds in response to changes in GMO's investment outlook and market valuations and to accommodate cash flows, and intends to expose at least 15% of AAT's assets to fixed income investments and at least 25% of AAT's assets to equity investments.

GMO regularly reviews the investments of AAT and may sell a holding of AAT when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or GMO has identified a more attractive investment opportunity.

Principal Investment Risks

Because the Fund invests all of its investable assets in AAT, which, in turn, invests all of its assets in a number of underlying funds, the following principal risks include risks that result from the Fund's indirect investments in the underlying funds. Some of the underlying funds in which the Fund indirectly invests are non-diversified investment companies under the 1940 Act. A decline in the market value of a particular security held by a non-diversified underlying fund may affect its performance more than if the fund was diversified. In addition, some of the underlying funds in which the Fund indirectly invests have a policy that permits those funds to concentrate their investments in particular sectors,industries or countries. An underlying fund that concentrates its investments in a limited number of sectors, industries or countries will be more vulnerable to adverse financial, economic, political or other developments affecting those sectors, industries or countries than a fund that invests its assets more broadly, and the value of the underlying fund's shares may be more volatile.

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Focused Portfolio Risk. Funds whose investments are focused in particular countries, regions, sectors, companies or industries with high correlations to one another, or who invests in a limited number of issuers may be subject to greater overall risk than funds whose investments are more diversified.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. Use of hedging techniques cannot protect against exchange rate risk perfectly. If the Fund's adviser is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Large Shareholder Risk. If a large shareholder in an underlying fund sells shares of the underlying fund, the underlying fund's performance may be adversely affected.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Disruption and Geopolitical Risk. Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund's investments.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Underlying Funds Risk. The risks associated with the Fund include the risks related to each underlying fund in which the Fund invests.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year
(Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 2nd Quarter 2003	+12.82%
Lowest Quarter: 4th Quarter 2008	-11.80%

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	7/29/1996	-4.62%	1.09%	5.96%
Class A (after taxes on distributions)	7/29/1996	-5.26%	-0.33%	4.66%
Class A (after taxes on distributions and the sale of Fund Shares)	7/29/1996	-3.00%	0.25%	4.53%
Class B (before taxes)	10/3/2002	-4.49%	1.22%	6.06%
Class C (before taxes)	10/3/2002	-0.57%	1.52%	5.83%
GMO Global Balanced Index (reflects no deduction for fees, expenses, or taxes)		-1.90%	1.33%	4.45%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
MSCI ACWI Index (Net)		-7.35%	-1.93%	4.24%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Fund Management

Adviser	Portfolio Manager, Title1/Managed Since
Wells Fargo Funds Management, LLC	Ben Inker, Portfolio Manager/1996 Sam Wilderman, Portfolio Manager/2012
1.	The Fund invests substantially all of its investable assets directly in Benchmark-Free Allocation Fund, for which GMO serves as investment adviser. Mr. Inker, an employee of GMO, has been responsible for coordinating the portfolio management of Benchmark-Free Allocation Fund since 2003. Mr. Wilderman, an employee of GMO, has been responsible for coordinating the portfolio management of Benchmark-Free Allocation Fund since 2012.

Purchase and Sale of Fund Shares

Buying Fund Shares	To Place Orders or Redeem Shares
Minimum Initial Investment Class A and Class C: $1,000 Class B shares are generally closed to new investment. Minimum Additional Investment All Classes: $100	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

Asset Allocation Fund Summary

Class/Ticker: Administrator Class - EAIFX

Summary Prospectus

September 14, 2012

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargo.com/advantagefunds. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com The current prospectus ("Prospectus"), dated February 1, 2012, as supplemented July 10, 2012 and September 14, 2012, and statement of additional information ("SAI"), dated February 1, 2012 as supplemented July 10, 2012, August 14, 2012 and September 14, 2012, are incorporated by reference into this summary prospectus. The Fund's SAI and annual report may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks long-term total return, consisting of capital appreciation and current income.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.22%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.46%
Acquired Fund Fees and Expenses	0.49%
Total Annual Fund Operating Expenses	1.17%
Fee Waivers	0.04%
Total Annual Fund Operating Expenses After Fee Waiver[2]	1.13%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.64% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$115
3 Years	$363
5 Years	$636
10 Years	$1,413

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1% of the average value of its portfolio. In addition, the portfolio turnover rate for Asset Allocation Trust, in which the Fund invests all of its assets, was 22% for the most recent fiscal year.

Principal Investment Strategies

The Fund is a diversified investment, providing exposure to stock, bond and alternative investment strategy funds, with an emphasis on stock funds. The Fund invests all of its investable assets in Asset Allocation Trust ("AAT"), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC ("GMO"). AAT, in turn, invests its assets in GMO-managed mutual funds ("underlying funds") and may be exposed to foreign and U.S. equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), U.S. and foreign fixed income securities (including asset-backed securities and other fixed income securities of any credit quality and having any maturity or duration), and, from time to time, other alternative asset classes. The underlying funds may gain their investment exposures directly or through investment in derivatives and/or other mutual funds. AAT is currently wholly owned by the Fund.

GMO uses multi-year forecasts of relative value and risk among asset classes (e.g., foreign equity, U.S. equity, emerging country equity, emerging country debt, U.S. fixed income, and foreign fixed income) to select the underlying funds in which AAT invests and to decide how much to invest in each. GMO shifts AAT's investments in the underlying funds in response to changes in GMO's investment outlook and market valuations and to accommodate cash flows, and intends to expose at least 15% of AAT's assets to fixed income investments and at least 25% of AAT's assets to equity investments.

GMO regularly reviews the investments of AAT and may sell a holding of AAT when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or GMO has identified a more attractive investment opportunity.

Principal Investment Risks

Because the Fund invests all of its investable assets in AAT, which, in turn, invests all of its assets in a number of underlying funds, the following principal risks include risks that result from the Fund's indirect investments in the underlying funds. Some of the underlying funds in which the Fund indirectly invests are non-diversified investment companies under the 1940 Act. A decline in the market value of a particular security held by a non-diversified underlying fund may affect its performance more than if the fund was diversified. In addition, some of the underlying funds in which the Fund indirectly invests have a policy that permits those funds to concentrate their investments in particular sectors,industries or countries. An underlying fund that concentrates its investments in a limited number of sectors, industries or countries will be more vulnerable to adverse financial, economic, political or other developments affecting those sectors, industries or countries than a fund that invests its assets more broadly, and the value of the underlying fund's shares may be more volatile.

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Focused Portfolio Risk. Funds whose investments are focused in particular countries, regions, sectors, companies or industries with high correlations to one another, or who invests in a limited number of issuers may be subject to greater overall risk than funds whose investments are more diversified.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. Use of hedging techniques cannot protect against exchange rate risk perfectly. If the Fund's adviser is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Large Shareholder Risk. If a large shareholder in an underlying fund sells shares of the underlying fund, the underlying fund's performance may be adversely affected.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Disruption and Geopolitical Risk. Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund's investments.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Underlying Funds Risk. The risks associated with the Fund include the risks related to each underlying fund in which the Fund invests.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Administrator Class

Highest Quarter: 2nd Quarter 2003	+13.00%
Lowest Quarter: 4th Quarter 2008	-11.79%

Average Annual Total Returns for the periods ended 12/31/2011
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	10/3/2002	1.41%	2.52%	6.84%
Administrator Class (after taxes on distributions)	10/3/2002	0.71%	1.02%	5.48%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	10/3/2002	0.91%	1.43%	5.29%
GMO Global Balanced Index (reflects no deduction for fees, expenses, or taxes)		-1.90%	1.33%	4.45%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
MSCI ACWI Index (Net)		-7.35%	-1.93%	4.24%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Portfolio Manager, Title1/Managed Since
Wells Fargo Funds Management, LLC	Ben Inker, Portfolio Manager/1996 Sam Wilderman, Portfolio Manager/2012
1.	The Fund invests substantially all of its investable assets directly in Benchmark-Free Allocation Fund, for which GMO serves as investment adviser. Mr. Inker, an employee of GMO, has been responsible for coordinating the portfolio management of Benchmark-Free Allocation Fund since 2003. Mr. Wilderman, an employee of GMO, has been responsible for coordinating the portfolio management of Benchmark-Free Allocation Fund since 2012.

Purchase and Sale of Fund Shares

Administrator Class shares are offered for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

Asset Allocation Fund Summary

Class/Ticker: Class R - EAXFX

Summary Prospectus

September 14, 2012

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargo.com/advantagefunds. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com The current prospectus ("Prospectus"), dated February 1, 2012, as supplemented July 10, 2012 and September 14, 2012, and statement of additional information ("SAI"), dated February 1, 2012 as supplemented July 10, 2012, August 14, 2012 and September 14, 2012, are incorporated by reference into this summary prospectus. The Fund's SAI and annual report may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks long-term total return, consisting of capital appreciation and current income.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.22%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.62%
Acquired Fund Fees and Expenses	0.49%
Total Annual Fund Operating Expenses	1.58%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.58%
1.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.12% for Class R. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$161
3 Years	$499
5 Years	$860
10 Years	$1,878

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1% of the average value of its portfolio. In addition, the portfolio turnover rate for Asset Allocation Trust, in which the Fund invests all of its assets, was 22% for the most recent fiscal year.

Principal Investment Strategies

The Fund is a diversified investment, providing exposure to stock, bond and alternative investment strategy funds, with an emphasis on stock funds. The Fund invests all of its investable assets in Asset Allocation Trust ("AAT"), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC ("GMO"). AAT, in turn, invests its assets in GMO-managed mutual funds ("underlying funds") and may be exposed to foreign and U.S. equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), U.S. and foreign fixed income securities (including asset-backed securities and other fixed income securities of any credit quality and having any maturity or duration), and, from time to time, other alternative asset classes. The underlying funds may gain their investment exposures directly or through investment in derivatives and/or other mutual funds. AAT is currently wholly owned by the Fund.

GMO uses multi-year forecasts of relative value and risk among asset classes (e.g., foreign equity, U.S. equity, emerging country equity, emerging country debt, U.S. fixed income, and foreign fixed income) to select the underlying funds in which AAT invests and to decide how much to invest in each. GMO shifts AAT's investments in the underlying funds in response to changes in GMO's investment outlook and market valuations and to accommodate cash flows, and intends to expose at least 15% of AAT's assets to fixed income investments and at least 25% of AAT's assets to equity investments.

GMO regularly reviews the investments of AAT and may sell a holding of AAT when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or GMO has identified a more attractive investment opportunity.

Principal Investment Risks

Because the Fund invests all of its investable assets in AAT, which, in turn, invests all of its assets in a number of underlying funds, the following principal risks include risks that result from the Fund's indirect investments in the underlying funds. Some of the underlying funds in which the Fund indirectly invests are non-diversified investment companies under the 1940 Act. A decline in the market value of a particular security held by a non-diversified underlying fund may affect its performance more than if the fund was diversified. In addition, some of the underlying funds in which the Fund indirectly invests have a policy that permits those funds to concentrate their investments in particular sectors,industries or countries. An underlying fund that concentrates its investments in a limited number of sectors, industries or countries will be more vulnerable to adverse financial, economic, political or other developments affecting those sectors, industries or countries than a fund that invests its assets more broadly, and the value of the underlying fund's shares may be more volatile.

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Focused Portfolio Risk. Funds whose investments are focused in particular countries, regions, sectors, companies or industries with high correlations to one another, or who invests in a limited number of issuers may be subject to greater overall risk than funds whose investments are more diversified.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. Use of hedging techniques cannot protect against exchange rate risk perfectly. If the Fund's adviser is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Large Shareholder Risk. If a large shareholder in an underlying fund sells shares of the underlying fund, the underlying fund's performance may be adversely affected.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Disruption and Geopolitical Risk. Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund's investments.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Underlying Funds Risk. The risks associated with the Fund include the risks related to each underlying fund in which the Fund invests.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Class R

Highest Quarter: 2nd Quarter 2003	+12.75%
Lowest Quarter: 4th Quarter 2008	-11.89%

Average Annual Total Returns for the periods ended 12/31/2011
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R (after taxes on distributions)	10/10/2003	0.94%	2.03%	6.34%
GMO Global Balanced Index (reflects no deduction for fees, expenses, or taxes)		-1.90%	1.33%	4.45%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
MSCI ACWI Index (Net)		-7.35%	-1.93%	4.24%

Fund Management

Adviser	Portfolio Manager, Title1/Managed Since
Wells Fargo Funds Management, LLC	Ben Inker, Portfolio Manager/1996 Sam Wilderman, Portfolio Manager/2012
1.	The Fund invests substantially all of its investable assets directly in Benchmark-Free Allocation Fund, for which GMO serves as investment adviser. Mr. Inker, an employee of GMO, has been responsible for coordinating the portfolio management of Benchmark-Free Allocation Fund since 2003. Mr. Wilderman, an employee of GMO, has been responsible for coordinating the portfolio management of Benchmark-Free Allocation Fund since 2012.

Purchase and Sale of Fund Shares

Class R shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R shares generally are not available to retail accounts.

For Class R shares, eligible retirement plans of qualifying size generally may open an account and purchase Class R shares by contacting certain broker-dealers and financial institutions that have selling agreements with Wells Fargo Funds Distributor, LLC ("WFFD"), the Fund's distributor. These entities may impose transaction charges. Additional shares may be purchased through a retirement plan's administrator or record-keeper.

Institutions Purchasing Fund Shares

Minimum Initial Investment
Class R: Eligible investors are not subject to a minimum initial investment (financial intermediaries may require different minimum investment amounts) Minimum Additional Investment
Class R: None (financial intermediaries may require different minimum additional investment amounts)

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Tax Information

By investing in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account. Distributions taken from retirement plan accounts generally are taxable as ordinary income. For special rules concerning tax-deferred retirement accounts, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you and to obtain further information, consult your tax adviser.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI